Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 185,953	$ 453,162	$ 76,878
Accounts Receivable	210,708	638,890	721,932
Inventory	2,315,452	2,471,567	2,756,350
Other Current Assets	391,899	355,928	1,717,650
Total Current Assets	3,104,012	3,919,547	5,272,810
Long Term Assets
Property and Equipment, net of Accumulated Depreciation	4,832,975	5,449,412	6,428,112
Operating Lease Right-of-Use Assets, net	3,284,292	3,303,158	3,658,493
Investment in Flavored Bourbon LLC	14,285,222	14,285,222	10,864,000
Intangible Assets (Note 8)	403,165	421,151
Goodwill (Note 8)	589,870	589,870
Other Long Term Assets	38,565	31,666	44,817
Total Long Term Assets	23,434,089	24,080,479	20,995,422
Total Assets	26,538,101	28,000,026	26,268,232
Current Liabilities
Accounts Payable	6,881,484	4,979,353	5,228,786
Accrued Payroll	1,808,650	950,974	1,321,298
Accrued Tax Liability	1,611,678	1,535,628	1,468,994
Other Current Liabilities	760,950	1,253,052	1,827,013
Operating Lease Liabilities, Current	1,208,917	1,131,545	1,294,706
Notes Payable, Current	3,989,991	3,758,595	14,270,956
Convertible Notes Payable (2022 and 2023 Convertible Notes) (including related party convertible notes of $0 and $17,220,203 as of December 31, 2024 and 2023, respectively) (See Notes 5 and 15)			36,283,891
Accrued Interest	181,057	202,367	1,152,998
Total Current Liabilities	16,442,727	13,811,514	62,848,642
Long Term Liabilities
Convertible Notes Payable (Whiskey Notes) (including a related party convertible note of $0 and $390,607 as of December 31, 2024 and 2023, respectively)			1,452,562
Long Term Liabilities
Operating Lease Liabilities, net of Current Portion	2,698,046	2,810,015	3,081,924
Notes Payable, net of Current Portion	8,989,438	9,482,339
Accrued Interest, net of Current Portion	1,167,414	977,316
Other Long Term Liabilities	127,075	127,075
Total Long-Term Liabilities	12,981,973	13,396,745	6,842,046
Total Liabilities	29,424,700	27,208,259	69,690,688
Stockholders’ Equity/(Deficit)
Preferred Stock
Common Stock, par value $0.0001 per share; 490,000,000 shares authorized; 12,727,886 and 5,273,611 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	1,299	556	67
Additional Paid-In-Capital	81,574,150	74,925,180	31,421,953
Accumulated Deficit	(84,462,143)	(74,134,018)	(74,844,476)
Total Stockholders’ Equity/(Deficit)	(2,886,599)	791,767	(43,422,456)
Total Liabilities & Stockholders’ Equity/(Deficit)	26,538,101	28,000,026	26,268,232
Whiskey Notes
Long Term Liabilities
Warrant Liabilities			1,512,692
Convertible Notes Payable
Long Term Liabilities
Warrant Liabilities			794,868
Series A Convertible Preferred Stock
Stockholders’ Equity/(Deficit)
Preferred Stock	21	49
Series B Convertible Preferred Stock
Stockholders’ Equity/(Deficit)
Preferred Stock	$ 74